As filed with the Securities and Exchange Commission on February 24, 2006

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No ___	☐

Post-Effective Amendment No. 27	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

922 Walnut, Fourth Floor

Mail Code=TB4-1

Kansas City, Missouri 64106

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 1, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 1, 2006 as the new date upon which Post-Effective Amendment No. 26 (the “Amendment”) shall become effective.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

THE COMMERCE FUNDS

FORM N-1A

PART C. OTHER INFORMATION

Item 23.	EXHIBITS

(a)	Trust Instrument dated February 7, 1994.[1]

(b)	Amended and Restated Bylaws of Registrant.[16]

(c)	Not applicable.

(d)	(1)	Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City).[1]

	(2)	Addendum No. 1 to Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City) with respect to the Value Fund.[3]

	(3)	Addendum No. 2 to Advisory Agreement between Registrant and Commerce Bank, N.A. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(4)	Assignment and Assumption Agreement dated May 1, 2001 among Registrant, Commerce Bank, N.A. and Commerce Investment Advisors, Inc.[9]

	(5)	Addendum No. 3 to Advisory Agreement between Registrant and Commerce Investment Advisors, Inc. with respect to the Asset Allocation Fund.[11]

	(6)	Amended and Restated Waiver and Reimbursement Agreement between Commerce Investment Advisors, Inc. and The Commerce Funds dated as of September 19, 2005. [16]

	(7)	Sub-Advisory Agreement dated May 1, 2002 between Commerce Bank, N.A. and Bank of Ireland Asset Management (U.S.) Limited. [11]

	(8)	Interim Sub-Advisory Agreement dated May 11, 2005 between Commerce Investment Advisors, Inc. and Bank of Ireland Asset Management (U.S.) Limited. [16]

	(9)	Sub-Advisory Agreement dated September 19, 2005 between Commerce Investment Advisors, Inc. and Alliance Capital Management L.P.[16]

	(10)	Waiver Agreement between Commerce Investment Advisors, Inc. and Alliance Capital Management L.P.[16]

(e)	Distribution Agreement between Registrant and Goldman, Sachs & Co.[1]

	(1)	Addendum No. 1 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Value Fund.[3]

	(2)	Addendum No. 2 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(3)	Addendum No. 3 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Asset Allocation Fund.[11]

(f)	(1)	Amended and Restated Deferred Compensation Plan and Forms of Agreement.[17]

(g)	(1)	Custodian Agreement between Registrant and State Street Bank and Trust Company.[1]

	(2)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(3)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Missouri Tax-Free Intermediate Bond Fund and National Tax-Free Intermediate Bond Fund.[7]

	(4)	Amendment dated June 28, 2001 to Custodian Contract dated December 1, 1994 between Registrant and State Street Bank and Trust Company.[9]

	(5)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[11]

(h)	(1)	Administration Agreement between Registrant and Goldman Sachs Asset Management.[1]

	(2)	Addendum No. 1 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Value Fund.[3]

	(3)	Addendum No. 2 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(4)	Addendum No. 3 to Administrative Agreement between Registrant and Goldman Sachs Asset Management with respect to the Asset Allocation Fund.[11]

	(5)	Co-Administration Agreement among Registrant, Goldman Sachs Asset Management and Commerce Investment Advisors, Inc.[16]

	(6)	Waiver and Reimbursement Agreement between Registrant and Commerce Investment Advisors, Inc.[16]

	(7)	Transfer Agency Agreement between Registrant and State Street Bank and Trust Company.[1]

	(8)	Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(9)	Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[11]

	(10)	Letter Agreement to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company with respect to the Value Fund (formerly known as the Growth and Income Fund).[13]

	(11)	Amended and Restated Shareholder Administrative Services Plan for Institutional Shares and related Servicing Agreement.[14]

(i)	Opinion of Drinker Biddle & Reath LLP.[16]

(j)	(1)	Consent of Drinker Biddle & Reath LLP (included in Exhibit (i) above).

	(2)	Not Applicable.

(k)	Not Applicable.

(l)	(1)	Purchase Agreement between Registrant and Initial Trustee.[1]

	(2)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[1]

	(3)	Purchase Agreement between Registrant and Commerce Bank, N.A.[1]

	(4)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[3]

	(5)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[7]

	(6)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[6]

	(7)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[11]

(p)	(1)	Code of Ethics for The Commerce Funds.[14]

	(2)	Code of Ethics for Commerce Investment Advisors, Inc.[15]

	(3)	Code of Ethics for Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International. [15]

	(4)	Code of Business Conduct and Ethics for Alliance Capital Management L.P. [16]

1.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 30, 1995.

2.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 13, 1996.

3.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-lA filed on September 16, 1997.

4.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-lA filed on March 2, 1998.

5.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-lA filed on December 18, 1998.

6.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on October 18, 2000.

7.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-lA filed on December 15, 2000.

8.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 21, 2001.

9.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-lA filed on February 28, 2002.

10.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on July 8, 2002.

11.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2002.

12.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2003.

13.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

14.	Filed electronically as Exhibit (o)(1) and incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.

15.	Filed electronically as an Exhibit (except for Exhibit (p)(2); (p)(3); and (p)(4), which were filed as Exhibit (o)(2); (o)(3); and (o)(4), respectively) and incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2005.

16.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on December 28, 2005.

17.	Filed herewith.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Registrant is controlled by its Board of Trustees. As of the date of this Registration Statement, no person is controlled by or under common control with the Registrant.

Item 25.	INDEMNIFICATION

Section XIII of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. (“Goldman”) provides for indemnification of Goldman in connection with certain claims and liabilities to which Goldman, in its capacity as Registrant’s Distributor, may be subject. Copies of the Distribution Agreement are incorporated herein by reference as Exhibits 23(e) and (h), respectively.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

In addition, Section 10.2 of Registrant’s Trust Instrument, a copy of which is incorporated herein by reference as Exhibit 23(a), provides for indemnification of the Trustees and officers as follows:

Section 10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter or willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Section 10.3 of Registrant’s Trust Instrument provides for indemnification of shareholders as follows:

Section 10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Commerce Investment Advisors, Inc., the Registrant’s investment adviser, provides a comprehensive range of financial services.

(b) Set forth below is a list of all of the directors and senior executive officers of Commerce Investment Advisors, Inc. and, with respect to each such person, the name and business address of the company or companies (if any) with which such person has been connected at any time since November 1, 2003, as well as the capacity in which such person was connected.

Name and Position with Commerce Investment Advisors, Inc.	Name and Principal Business Address of Other Company	Connection with Other Company

Mr. Vernon R. Stranghoener Director	Commerce Bank, N.A. 8000 Forsyth Clayton, MO 63105 (October 1999 to present)	President of The Commerce Trust Company, a division of Commerce Bank, N.A.

Mr. J.-J. Landers Carnal, CFA Executive Vice President, Chief Investment Officer & Director	Commerce Bank, N.A. 8000 Forsyth Clayton, MO 63105 (June 2000 to present)	Executive Vice President

Mr. Larry Franklin, Sr. President & Director	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO (1993 to present)	Senior Vice President

Mr. William R. Schuetter Vice President and Chief Operating Officer	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO 64106 (1998 to present)	Vice President

Mr. Joseph Reece Vice President, Chief Compliance Officer and Secretary	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO 64106 (September 1999 to present)	Vice President

(a) Alliance Capital Management L.P., the Registrant’s investment sub-adviser, provides a comprehensive range of financial services.

(b) Set forth below is a list of all of the directors and senior executive officers of Alliance Capital Management L.P. and, with respect to each such person, the name and business address of the company or companies (if any) with which such person has been connected at any time since November 1, 2003 as well as the capacity in which such person was connected.

Name and Position with Alliance Capital Management L.P.	Name and Principal Business Address of Other Company	Connection with Other Company
Alliance Capital Management Corp. (ACMC)	N/A	General Partner

Alliance Capital Management Holding L.P.	N/A	Limited Partner

AXA Equitable Life Insurance Company (AELIC)	N/A	Limited Partner

Lewis A. Sanders Chairman of the Board and Chief Executive Officer	ACMC (1)	Chairman of the Board and Chief Executive Officer

Roger Hertog Vice Chairman and Director	ACMC (1)	Vice Chairman

Dominique Carrel-Billiard Director	AXA (2)	Senior Vice President

Henri DeCastries Director	AXA (2)	Chairman, Management Board

	AELIC (3)	Director

	AXA Financial (3)	Chairman of the Board

Christopher M. Condron Director	AXA Financial (3)	Director, President and Chief Executive Officer

Name and Position with Alliance Capital Management L.P.	Name and Principal Business Address of Other Company	Connection with Other Company
	AELIC (3)	Chairman and Chief Executive Officer

	AXA (2)	Equitable Member of the Management Board

Denis Duverne Director	AXA (2)	Chief Financial Officer

	AELIC (3)	Director

W. Edwin Jarmain Director	Jarmain Group Inc. (4)	President

Gerald M. Lieberman President, Chief Operating Officer and Director	ACMC (1)	President and Chief Operating Officer

Nicolas Moreau Director	AXA Investment Managers (5)	Chief Executive Officer

Lorie A. Slutsky Director

Peter J. Tobin Director	St. John’s University (6)	Special Assistant to the President

Stanley B. Tulin Director	AXA Financial (3)	Vice Chairman and Chief Financial Officer

Lawrence H. Cohen Executive Vice President	ACMC (1)	Executive Vice President

Laurence E. Cranch Executive Vice President and General Counsel	ACMC (1)	Executive Vice President and General Counsel

Sharon E. Fay Executive Vice President	ACMC (1)	Executive Vice President

Name and Position with Alliance Capital Management L.P.	Name and Principal Business Address of Other Company	Connection with Other Company
Marilyn G. Fedak Executive Vice President	ACMC (1)	Executive Vice President

Mark R. Gordon Executive Vice President	ACMC (1)	Executive Vice President

Thomas S. Hexner Executive Vice President	ACMC (1)	Executive Vice President

Robert H. Joseph, Jr. Senior Vice President and Chief Financial Officer	ACMC (1)	Senior Vice President and Chief Financial Officer

Mark R. Manley Senior Vice President and Chief Compliance Officer	ACMC (1)	Senior Vice President and Chief Compliance Officer

Seth J. Masters Executive Vice President	ACMC (1)	Executive Vice President

Marc O. Mayer Executive Vice President	ACMC (1)	Executive Vice President

Douglas J. Peebles Executive Vice President	ACMC (1)	Executive Vice President

Jeffrey S. Phlegar Executive Vice President	ACMC (1)	Executive Vice President

James G. Reilly Executive Vice President	ACMC (1)	Executive Vice President

Paul C. Rissman Executive Vice President	ACMC (1)	Executive Vice President

Lisa A. Shalett Executive Vice President	ACMC (1)	Executive Vice President

David A. Steyn Executive Vice President	ACMC (1)	Executive Vice President

Name and Position with Alliance Capital Management L.P.	Name and Principal Business Address of Other Company	Connection with Other Company
Christopher M. Toub Executive Vice President	ACMC (1)	Executive Vice President

(1)	1345 Avenue of the Americas, New York, NY 10105

(2)	25 Avenue Matignon, Paris 75008

(3)	1290 Avenue of the Americas, New York, NY 10104

(4)	Royal Trust Tower, Suite 4545, 77 King Street West, Toronto, ON M5K1KZ

(5)	One Fawcett Place, Greenwich, CT 06830

(6)	8000 Utopia Parkway, Queens, New York 11439

Item 27.	PRINCIPAL UNDERWRITERS

(a) Goldman, Sachs & Co., or an affiliate or a division thereof currently serves as distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof, currently serves as administrator and distributor of the shares of The Commerce Funds.

(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman, Sachs & Co.

Lloyd C. Blankfein (1)	Managing Director

Alan M. Cohen (5)	Managing Director

Gary D. Cohn (1)	Managing Director

Christopher A. Cole (1)	Managing Director

Mario Draghi (3)	Managing Director

J. Michael Evans (5)	Managing Director

Edward C. Forst (1)	Managing Director

Richard A. Friedman (1)	Managing Director

Richard J. Gnodde (8)	Managing Director

Suzanne M. Nora Johnson (5)	Managing Director

Robert S. Kaplan (1)	Managing Director

Scott B. Kapnick (3)	Managing Director

Kevin W. Kennedy (1)	Managing Director

Peter S. Kraus (5)	Managing Director

Masanori Mochida (6)	Managing Director

Thomas K. Montag (5)	Managing Director

Gregory K. Palm (1)	General Counsel and Managing Director

Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer

John F.W. Rogers (1)	Managing Director

Eric S. Schwartz (5)	Managing Director

Michael S. Sherwood (7)	Managing Director

David M. Solomon (5)	Managing Director

Esta E. Stecher (5)	General Counsel and Managing Director

David A. Viniar (4)	Managing Director

John S. Weinberg (1)	Managing Director

Peter A. Weinberg (3)	Managing Director

Jon Winkelried (3)	Managing Director

(1)	85 Broad Street, New York, NY 10004

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	One New York Plaza, New York, NY 10004

(6)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 106-6006, Japan

(7)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(8)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(c) Not Applicable.

Item 28.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Commerce Investment Advisors, Inc., 8000 Forsyth Boulevard, St. Louis, Missouri, and 922 Walnut Street, Kansas City, Missouri (records relating to their functions as investment adviser and co-administrator to each of Registrant’s investment portfolios).

(2)	Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105 (records relating to its function as sub-investment adviser to Registrant’s International Equity Fund).

(3)	Goldman, Sachs & Co., 32 Old Slip, New York, New York (records relating to its function as co-administrator and distributor to each of Registrant’s investment portfolios).

(4)	State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts (records relating to its function as custodian, transfer agent, and fund accountant to each of Registrant’s investment portfolios).

(5)	Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant’s Trust Instrument, By-Laws and minute books).

Item 29.	MANAGEMENT SERVICES

Not Applicable.

Item 30.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 27 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 24th day of February, 2006.

THE COMMERCE FUNDS Registrant

/s/ Larry Franklin
Larry Franklin President

Pursuant, to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Charles Rizzo Charles Rizzo	Treasurer (Principal Accounting Officer and Principal Financial Officer)	February 24, 2006

[1] David L. Bodde David L. Bodde	Trustee	February 24, 2006

[1] Martin E. Galt, III Martin E. Galt, III	Trustee	February 24, 2006

[1] John Eric Helsing John Eric Helsing	Trustee, Chairman	February 24, 2006

[1] Charles W. Peffer Charles W. Peffer	Trustee	February 24, 2006

By:	/s/ Diana E. McCarthy
Diana E. McCarthy
Attorney -In-Fact

(1)	Pursuant to a power of attorney filed herewith.

CERTIFICATE

The undersigned Secretary for The Commerce Funds (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on November 9, 2005.

RESOLVED, that each officer of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and hereby is, authorized to execute a power of attorney appointing Larry Franklin or Diana E. McCarthy, as true and lawful attorney, to execute in such officer’s name, place and stead, in such officer’s capacity as officer of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power and authority to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done on the premises, as fully and to all intents and purposes as such officer might or could do in person, said acts of said attorney being hereby ratified and approved.

Dated: February 24, 2006

/s/ Diana E. McCarthy
Diana E. McCarthy,
Secretary

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John Eric Helsing, hereby constitutes and appoints Larry Franklin and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: February 7, 2006

/s/ John Eric Helsing
John Eric Helsing

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, David L. Bodde, hereby constitutes and appoints Larry Franklin and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: February 7, 2006

/s/ David L. Bodde
David L. Bodde

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Charles W. Peffer, hereby constitutes and appoints Larry Franklin and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: February 7, 2006

/s/ Charles W. Peffer
Charles W. Peffer

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martin E. Galt, III, hereby constitutes and appoints Larry Franklin and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: February 7, 2006

/s/ Martin E. Galt, III
Martin E. Galt, III

THE COMMERCE FUNDS

EXHIBIT INDEX

Exhibits
(f)(1)	Amended and Restated Deferred Compensation Plan and Forms of Agreement.